Lazard US Small-Mid Cap Equity Portfolio
Lazard US Small-Mid Cap Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard US Small-Mid Cap Equity Portfolio	Institutional Shares	Open Shares	R6 Shares
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	none	0.25%	none
Other Expenses	0.12%	0.18%	0.12%	[1]
Total Annual Portfolio Operating Expenses	0.87%	1.18%	0.87%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard US Small-Mid Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Institutional Shares	89	278	482	1,073
Open Shares	120	375	649	1,432
R6 Shares	89	278	482	1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid cap US companies. Lazard Asset Management LLC (the “Investment Manager”) considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $8.4 million to $25.5 billion as of March 29, 2019).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap US companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller US or non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of a market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Value Investing Risk. The Portfolio invests in securities believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Portfolio invests may respond differently to market and other developments than other types of securities.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Small-Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter:
Q2 09	28.30%

Worst Quarter:
Q3 11	-26.02%

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2018) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Returns - Lazard US Small-Mid Cap Equity Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Institutional Shares	(13.27%)	4.64%	13.05%	10.10%	Oct. 30, 1991
Open Shares	(13.49%)	4.33%	12.71%	7.46%	Jan. 30, 1997
R6 Shares	(13.27%)	4.64%	13.05%	10.10%
After Taxes on Distributions | Institutional Shares	(16.73%)	1.30%	10.50%	7.57%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	(6.06%)	3.07%	10.37%	7.82%
Russell 2500 Index (reflects no deduction for fees, expense, or taxes) | Institutional Shares	(10.00%)	5.15%	13.15%	10.27%
Russell 2500 Index (reflects no deduction for fees, expense, or taxes) | Open Shares	(10.00%)	5.15%	13.15%	8.71%
Russell 2500 Index (reflects no deduction for fees, expense, or taxes) | R6 Shares	(10.00%)	5.15%	13.15%	10.27%
Russell 2500 Index (reflects no deduction for fees, expense, or taxes)	(10.00%)	5.15%	13.15%
Russell 2000/2500 Linked Index (reflects no deduction for fees, expense, or taxes) | Institutional Shares	(10.00%)	5.15%	13.15%	9.43%
Russell 2000/2500 Linked Index (reflects no deduction for fees, expense, or taxes) | Open Shares	(10.00%)	5.15%	13.15%	7.88%
Russell 2000/2500 Linked Index (reflects no deduction for fees, expense, or taxes) | R6 Shares	(10.00%)	5.15%	13.15%	9.43%
Russell 2000/2500 Linked Index (reflects no deduction for fees, expense, or taxes)	(10.00%)	5.15%	13.15%